CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 4,087	$ 2,786	$ 1,205
Other comprehensive income/(loss), net of tax:
Change in unrealized (loss)/gain on marketable securities, net	(982)	333	205
Change in unrealized foreign exchange differences	(22)	6	13
Change in actuarial (loss)/gain relating to pension	(28)	(7)	(25)
Change in unrealized gain/(loss) on interest rate swaps in VIEs and subsidiaries	1	3	20
Other comprehensive (loss)/income:	(1,031)	335	213
Total comprehensive income for the period	3,056	3,121	1,418
Comprehensive income attributable to the non-controlling interest	53	134	111
Comprehensive income attributable to the parent	$ 3,003	$ 2,987	$ 1,307